Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6—Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2020	2019
Computer and office equipment	$2,166	$2,386
Software	2,451	2,583
Lab equipment	5,028	16,377
Furniture and fixtures	377	470
Leasehold improvements	3,402	3,391

	13,424	25,207
Less: Accumulated depreciation	(11,752)	(20,105)

	$1,672	$5,102

Pursuant to the Hit Discovery divestiture, the Company sold equipment with a net carrying value of $2.4 million to Valo Health (see Note 16).

Depreciation and amortization expense related to property and equipment for the three months ended September 30, 2020 and 2019 totaled $0.3 million and $0.6 million, respectively, and for the nine months ended September 30, 2020 and 2019 totaled $1.1 million and $2.1 million, respectively.

Note 6—Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Computer and office equipment	$2,378	$2,386
Software	2,385	2,583
Lab equipment	16,372	16,377
Furniture and fixtures	456	470
Leasehold improvements	3,087	3,391

	24,678	25,207
Less: Accumulated depreciation	(17,437)	(20,105)

	$7,241	$5,102

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2018 and 2019 totaled $3.5 million and $2.7 million, respectively.